EATON VANCE SPECIAL INVESTMENT TRUST

One Post Office Square

Boston, MA 02109

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance Short Duration Inflation-Protected Income Fund (the “Fund”) (1933 Act File No. 002-27962) certifies (a) that the forms of prospectus and statement of additional information dated March 1, 2025 used with respect to the Fund, do not differ from those contained in Post-Effective Amendment No. 208 (“Amendment No. 208”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 208 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-25-000235) on February 26, 2025.

EATON VANCE SPECIAL INVESTMENT TRUST
By:	/s/ Nicholas S. Di Lorenzo
Nicholas S. Di Lorenzo Secretary

Date: March 5, 2025